Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Change in Stock Options	The following table shows the change in stock options during the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024:

	December 31, 2025		September 30, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, start of the year	2,575,000	$0.52	1,625,000	$0.51
Granted	6,020,000	0.87	1,737,500	0.56
Exercised	(1,400,000)	0.50	–	–
Forfeited/expired/cancelled	(475,000)	0.66	(787,500)	0.58
Balance, end of the year	6,720,000	$0.83	2,575,000	$0.52

Schedule of Option Pricing Model for Options Granted

The assumptions used in the Black-Scholes option pricing model for the options granted in the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024 were as follows.

Weighted average	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Exercise price per share issuable	$0.87	$0.56
Expected term (years)	5	3
Volatility	91%	125%
Expected dividend yield	–	–
Risk-free interest rate	2.39%	2.90%
Weighted average fair value per option	0.61	0.36

Schedule of Outstanding and Exercisable Stock Options

The following is a summary of the Company’s outstanding and exercisable stock options as at December 31, 2025:

Outstanding				Exercisable
Expiry date	Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
November 3, 2026	$0.60	75,000	0.84	75,000	0.84
March 12, 2027	0.55	600,000	1.19	600,000	1.19
March 3, 2028	0.42	175,000	2.17	175,000	2.17
October 21, 2029	0.80	4,220,000	3.81	2,030,000	3.81
January 2, 2030	1.04	1,600,000	4.01	–	4.01
April 7, 2030	1.90	50,000	4.27	–	4.27
	$0.83	6,720,000	3.55	2,880,000	3.09

Schedule of Continuity of Company’s Warrants

A continuity of the Company’s warrants is as follows:

	Number of warrants	Weighted average exercise price
Outstanding, September 30, 2023	–	$–
Issued	30,000,000	0.15
Exercised	(25,000)	0.15
Outstanding, September 30, 2024	29,975,000	$0.15
Exercised	(734,702)	0.15
Outstanding, December 31, 2025	29,240,298	$0.15